Financial assets and liabilities at fair value - Financial assets & liabilities reported at amortized cost in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 358,538	kr 367,723
Book value of financial assets	357,401	370,695
Fair value of financial liabilities	330,196	339,240
Book value of financial liabilities	330,373	339,457
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,628	7,153
Book value of financial liabilities	3,628	7,153
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	313,931	318,900
Book value of financial liabilities	314,108	319,117
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	8,271	26,536	kr 32,555
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	297,061	297,265
Book value of financial liabilities	297,237	297,482
Financial liabilities at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	297,061	297,265
Financial liabilities at amortized cost | Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,628	7,153
Book value of financial liabilities	3,628	7,153
Financial liabilities at amortized cost | Borrowing from credit institutions | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,628	7,153
Financial liabilities at amortized cost | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	293,433	290,112
Book value of financial liabilities	293,609	290,329
Financial liabilities at amortized cost | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	293,433	290,112
Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	299,020	285,227
Book value of financial assets	297,883	288,199
Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	4,628	5,506
Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	294,392	279,721
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Fair value of financial assets	3,482	4,060
Book value of financial assets	3,482	4,060
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	3,482	4,060
Book value of financial assets	3,482	4,060
Cash and cash equivalents | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	3,482	4,060
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments
Fair value of financial assets	52,519	54,877
Book value of financial assets	51,227	54,257
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	52,519	54,877
Book value of financial assets	51,227	54,257
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	1,146	1,446
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	51,373	53,431
Loans to credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial assets	19,260	21,747
Book value of financial assets	19,009	22,145
Loans to credit institutions | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	19,260	21,747
Book value of financial assets	19,009	22,145
Loans to credit institutions | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	19,260	21,747
Loans to the public
Disclosure of detailed information about financial instruments
Fair value of financial assets	223,759	204,543
Book value of financial assets	224,165	207,737
Loans to the public | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	223,759	204,543
Book value of financial assets	224,165	207,737
Loans to the public | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 223,759	kr 204,543